Related party transactions (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of key management compensation	Key management compensation for the years ended October 31 as follows:

	2024	2023
	$	$
Short-term compensation	2,688	2,671
Termination benefits	310	225
Share-based compensation	2,070	2,452
Total	5,068	5,348